Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained (Deficit) Earnings [Member]	Total Equity Attributable to Frontline Ltd. [Member]	Noncontrolling Interest [Member]
Ending Balance at Dec. 31, 2011	$ 213,479	$ 194,646	$ 225,769	$ 248,360	$ (4,779)	$ (463,012)		$ 12,495
Ending Balance (in shares) at Dec. 31, 2011	77,858,502	77,858,502
Increase (decrease) in Equity [Roll Forward]
Stock option expense	322		322
Other comprehensive (loss) income	512				512
Net loss	6,803					7,175		(372)
Ending Balance at Mar. 31, 2012	221,116	194,646	226,091	248,360	(4,267)	(455,837)	208,993	12,123
Ending Balance (in shares) at Mar. 31, 2012	77,858,502	77,858,502
Ending Balance at Dec. 31, 2012	131,149	194,646	821	474,129	(4,155)	(545,766)		11,474
Ending Balance (in shares) at Dec. 31, 2012	77,858,502	77,858,502
Increase (decrease) in Equity [Roll Forward]
Stock option expense	90		90
Other comprehensive (loss) income	(9)				(9)
Net loss	(19,035)					(18,755)		(280)
Ending Balance at Mar. 31, 2013	$ 112,195	$ 194,646	$ 911	$ 474,129	$ (4,164)	$ (564,521)	$ 101,001	$ 11,194
Ending Balance (in shares) at Mar. 31, 2013	77,858,502	77,858,502